Rotable spare parts, furniture and equipment, net - Additional Information (Details) $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 16, 2013 engine	Nov. 30, 2018 item aircraft	Nov. 30, 2015 engine	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($) aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2011 aircraft	Dec. 31, 2020 MXN ($) aircraft
Rotable spare parts, furniture and equipment, net
Depreciation expense | $					$ 797,827		$ 587,849	$ 427,756
Number of spare engines purchased | engine			3
Number of aircraft engines to be provided maintenance services | engine			16
Credit notes received									$ 3,060	$ 58,530
Accumulated amortization of credit notes | $							4,878					$ 4,878
Number of aircraft to be delivered | item		26
Amounts paid for aircraft and spare engines				$ 169,263	3,376,576		3,483,368	2,743,155
Total number of aircraft to be delivered				96								96
Gain (loss) on sale and leaseback | $					$ 710,522		284,759	609,168
Term of aircraft delivery agreement				8 years	8 years
Carrying amount of remaining owned aircraft				$ 364,994			7,385,334			5,782,282		$ 7,281,157
Between one year and two years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				4								4
Between two and three years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				12								12
Between three and four years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				3								3
Between four and five years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				13								13
Between five and six years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				15								15
Between six and seven years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				25								25
Between seven and eight years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				11								11
Between eight and nine years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered				13								13
Lufthansa Technik AG - December 2016 Agreement
Rotable spare parts, furniture and equipment, net
Credit notes received									$ 1,500	$ 28,110
Accumulated amortization of credit notes | $							5,230	$ 7,191				$ 5,230
Term of total support agreement									66 months	66 months
A320 model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased								80			44
A320CEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased											14
Number of engines purchased | engine	14
Number of spare engines purchased | engine	1
A320NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased								46			30
Number of engines purchased | engine	30
Number of spare engines purchased | engine	6		2
Number of aircraft engines to be provided maintenance services | engine			10
A321NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased								34
Number of spare engines purchased | engine			1
Number of aircraft engines to be provided maintenance services | engine			6
A320NEO Into A321NEO
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased		6
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines				$ 102,700	$ 2,185,902	$ 75,000	1,412,790
Carrying amount of remaining owned aircraft | $							4,507,770			$ 3,672,090		4,920,126
Aircraft Spare engines
Rotable spare parts, furniture and equipment, net
Depreciation expense | $					$ 5,946		1,787
Carrying amount of remaining owned aircraft | $							$ 54,771					$ 52,984